SHORT-TERM LOAN RECEIVABLE (Details) - Shanghai Chenghuan - Short-term notes receivable, through entrusted bank loans - CNY (¥)	1 Months Ended
	Jan. 31, 2017	Jan. 31, 2017	Jun. 30, 2016	Jan. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable from Shanghai Chenghuan, through entrusted bank loans			¥ 50,000,000	¥ 50,000,000
Interest rate	10.00%		7.75%	7.75%
Period of the option to convert its creditor rights into equity interests after commencement	2 years
Loans Receivable Collateral Percentage		100.00%	100.00%